Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Summary of Rollforward of Inventory Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Balance at beginning of year	$ 5,330	$ 6,505
Expense reversal for obsolete inventory	(32)	2,075
Write-offs against the allowance	(820)	(3,250)
Balance at end of year	$ 4,478	$ 5,330